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                   JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A)
                               601 Congress Street
                                Boston, MA 02210

May 5, 2008

Securities and Exchange Commission
100 F Street N.E.
Washington, D.C. 20549

         Re: John Hancock Life Insurance Company (U.S.A.) Separate Account H ("Registrant")
                 Registration Statement on Form N-4
                 File No. 333-70728

Ladies and Gentlemen:

Pursuant to Rule 497(j) of Regulation C of the Securities Act of 1933, we hereby certify on behalf of the Registrant, that the form of the Venture Variable Annuity (currently issued contracts) prospectus and the statement of additional information, each dated April 28, 2008, contain no changes from the form of Venture Variable Annuity (currently issued contracts) prospectus and the statement of additional information contained in the most recent post-effective amendment filed via EDGAR on Form N-4 on April 28, 2008. The Venture Variable Annuity (previously issued contracts) prospectus and the Wealthmark Variable Annuity prospectus will be filed today as a 497(c) filing to make a technical correction in the body of the prospectuses regarding the Contracts to which they pertain.

If you have any questions, please call me at (617) 663-3192 or, in my absence, Arnold R. Bergman, Chief Counsel -- Annuities, at (617) 663-2184.

Very truly yours,

/s/ Thomas J. Loftus

Thomas J. Loftus
Senior Counsel - Annuities